Financial Instruments - Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 16,916
Change in Unrealized (Gains) Losses	(2,702)		$ (10,295)
Issuances (Settlements)	0
Ending balance	14,214		16,916
Public Warrants | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	9,855
Change in Unrealized (Gains) Losses	(1,574)
Issuances (Settlements)	0
Ending balance	8,281		9,855
Private Placement Warrants | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	7,061
Change in Unrealized (Gains) Losses	(1,128)
Issuances (Settlements)	0
Ending balance	5,933		7,061
Contingent earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	18,632
Change in Unrealized (Gains) Losses	3,988		(10,295)
Issuances (Settlements)	0		28,927
Net Transfer In (Out) of Level 3	0
Ending balance	22,620		18,632
SEPA derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	185
Change in Unrealized (Gains) Losses	181		2
Issuances (Settlements)	0		183
Net Transfer In (Out) of Level 3	0
Ending balance	366		185
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 16,916	$ 369	369
Change in Unrealized (Gains) Losses		(1)	14,368
Issuances (Settlements)		(106)	2,548
Net Transfer In (Out) of Level 3		0
Ending balance		262	16,916
Series B-2 tranche liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		4,702	4,702
Change in Unrealized (Gains) Losses		(608)
Issuances (Settlements)		(881)
Net Transfer In (Out) of Level 3		0
Ending balance		3,213
Series B-3 warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		15,819	15,819
Change in Unrealized (Gains) Losses		(1,812)
Issuances (Settlements)		(6,880)
Net Transfer In (Out) of Level 3		0
Ending balance		7,127
Settlements		11,527	25,409
Issuances		$ 4,647	$ 14,701